Summary of Significant Accounting Policies (Details 5)	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Convertible preferred stock
Net Loss Per Share
Amounts excluded from the calculation of diluted weighted- average shares outstanding, prior to the use of the treasury stock method, due to anti-dilutive effect (in shares)		5,587,121	3,314,393
Special Participation Preferred Shares
Net Loss Per Share
Amounts excluded from the calculation of diluted weighted- average shares outstanding, prior to the use of the treasury stock method, due to anti-dilutive effect (in shares)		10,000	10,000
Outstanding stock options
Net Loss Per Share
Amounts excluded from the calculation of diluted weighted- average shares outstanding, prior to the use of the treasury stock method, due to anti-dilutive effect (in shares)	2,410,518	691,367	1,086,221	2,410,518
Non-vested restricted stock
Net Loss Per Share
Amounts excluded from the calculation of diluted weighted- average shares outstanding, prior to the use of the treasury stock method, due to anti-dilutive effect (in shares)	166,949	541,218	938,143	166,949